Fair Value of Financial Assets and Liabilities - Schedule of Aggregate Fair Values of Preferred Stock Warrants Determined by Level 3 Inputs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 254	$ 268	$ 219
Increase/Decrease in fair value	380	(14)	49
Conversion of preferred stock warrants to common stock warrants (see Note 8)	(960)
Ending Balance		254	268
Series D-1 Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of warrants	$ 326